Leases - Future minimum rental payments for operating leases (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
1 year (Including 1 year)	¥ 33,802,951	$ 4,761,045	¥ 7,217,720
1 year to 2 years (Including 2 years)	23,258,088	3,275,833	418,138
2 years to 3 years (Including 3 years)	14,737,167	2,075,687	33,840
3 years to 4 years (Including 4 years)	4,802,888	676,473	1,151
4 years to 5 years (Including 5 years)	3,982,687	560,950
Over 5 years	934,146	131,572	0
Total lease payments	81,517,927	11,481,560	7,670,849
Less: imputed interest	11,820,823	1,664,928	933,684
Present value of lease liabilities	¥ 69,697,104	$ 9,816,632	¥ 6,737,165